Subsequent Events (Details)	1 Months Ended		12 Months Ended
	Mar. 17, 2021 USD ($) shares	Feb. 16, 2021	Dec. 31, 2020 USD ($)	Nov. 19, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 03, 2021 USD ($)	Sep. 02, 2021 USD ($) shares	May 12, 2021 USD ($)	May 01, 2021 USD ($)	Apr. 20, 2021 $ / shares shares
Subsequent Events (Details) [Line Items]
Borrowings					$ 338,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Outstanding borrowings				$ 1,108,000
VIECO USA, Inc. [Member]
Subsequent Events (Details) [Line Items]
Accrued unpaid interest payable			$ 235,100,000
Settlement agreement, description			The settlement agreement also includes a services and reseller agreement. The Company will receive a non-refundable fee of AUD 1.0 million per year for its promotion services for three years on a quarterly basis beginning on July 1, 2021 and ending on April 1, 2024, and the Company will pay SAS a fee of AUD 0.1 million for each launch that is resold or referred by SAS.
Subsequent Events, description		the Company was issued 11,000,000 ordinary shares of SAS at AUD 0.20 per share for a total of 2.2 million AUD, or $1.7 million, which represents 14.7% of ownership in SAS.
Shares issued (in Shares) | shares										7,000,000
Shares per shares (in Dollars per share) | $ / shares										$ 0.4
Total stock options shares (in Shares) | shares	676,091
Stock options percentage	33.30%
Remaining stock options percentage	66.70%
Estimated fair value amount	$ 1,800,000
Agreement lease amount									$ 37,000
Private investment public entity								$ 5,000,000
Non-refundable deposit						$ 5,000,000
Former employee stock options shares (in Shares) | shares							905,614
Aggregate grant date fair value							$ 5,000,000